RELATED PARTIES	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 10 — RELATED PARTIES

During the year ended December 31, 2015, the Company entered into the Credit Agreement with the Lender, a related party (see Note 4.).
The Company recorded revenue related to sales to two entities, whose owners became employees of the Company during 2014. For the three months ended March 31, 2016 and 2015, sales to these related parties were $- and $7,959, respectively. As of March 31, 2016, accounts receivable from these customers were $11,287. As of December 31, 2015, accounts receivable from these customers were $15,513.
The Company recorded revenue related to sales to an entity, CFG Distributors LLC, whose owner became an employee of the Company during 2015. For the three months ended March 31, 2016 and March 31, 2015, sales to this related party were $404 and $10,758, respectively. As of March 31, 2016, the amount due from this customer was $50,270, with $12,000 included in accounts receivable and $38,270 included in other assets due to the expected timing of collection. As of December 31, 2015, accounts receivable from this customer were $51,961.
In addition, the Company recorded revenue related to sales to an entity owned by an immediate family member of Philip Thomas, CEO, stockholder, and member of the Board of Directors. Mr. Thomas is also an employee of this entity. For the three months ended March 31, 2016 and 2015, sales to this related party were $1,158 and $1,498, respectively. As of March 31, 2016 and December 31, 2015, there was $1,610 and $518, respectively, due from this related party which was included in accounts receivable in the condensed consolidated balance sheets. The Company also purchases product to supplement certain vending sales from this entity. For the three months ended March 31, 2016, the Company purchased $8,258 of product from this vendor. As of March 31, 2016, the outstanding balance due to this entity included in accounts payable was $2,724. As of December 31, 2015, the outstanding balance due to this entity included in accounts payable was $3,242.
During the three months ended March 31, 2016, the Company accrued $65,000 in expenses related to fees payable to the Company’s Board of Directors which were included in general and administrative expenses in the condensed consolidated statements of operations. The non-employee members of the Board of Directors will receive $35,000 worth of stock for their services and $30,000 in cash for their services through 2016.
A stockholder and a company owned by member of the Board of Directors of the Company has paid certain expenses on behalf of the Company. As of March 31, 2016, the accounts payable and accrued expenses due to these parties were $59,867. As of December 31, 2015 accounts payable and accrued expenses to these parties were $87,258.

NOTE 14 — RELATED PARTIES

During the year ended December 31, 2015, the Company entered into a Credit Agreement with Brentwood LIIT Inc., a related party (see Note 7.).
The Company recorded revenue related to sales to two entities, whose owners became employees of the Company during 2014. For the year ended December 31, 2015 and 2014, sales to these related parties were $35,523 and $75,997, respectively. As of December 31, 2015, accounts receivable from these customers were $15,513. As of December 31, 2014, accounts receivable from these customers were $25,829.
The Company recorded revenue related to sales to an entity, CFG Distributors LLC, whose owner became an employee of the Company during 2015. For the year ended December 31, 2015, sales to this related party were $14,527. As of December 31, 2015, accounts receivable from this customer were $51,961.
In addition, the Company recorded revenue related to sales to an entity owned by an immediate family member of Philip Thomas, CEO, stockholder, and member of the Board of Directors. Mr. Thomas is also an employee of this entity. For years ended December 31, 2015 and 2014, sales to this related party were $4,800 and $6,430, respectively. As of December 31, 2015 and December 31, 2014, there was $518 and $1,326, respectively, due from this related party which was included in accounts receivable in the consolidated balance sheets. The Company also purchases product to supplement certain vending sales from this entity. For the year ended December 31, 2015, the Company purchased $9,356 of product from this entity. As of December 31, 2015, the outstanding balance due to this entity included in accounts payable was $3,242.
During the year ended December 31, 2015, the Company accrued $120,000 in expenses related to fees payable to the Company’s Board of Directors which were included in general and administrative expenses in the statements of operations. The non-employee members of the Board of Directors will receive $30,000 worth of stock for their services. These shares were issued on January 27, 2016.
A stockholder and a company owned by member of the Board of Directors of the Company has paid certain expenses on behalf of the Company. As of December 31, 2015 accounts payable and accrued expenses to these parties were $87,258.
On August 21, 2014, the Company entered into a loan agreement with Philip Thomas for $30,000. The loan bears interest at 6% and had an original maturity date of August 31, 2014. On August 30, 2014, the loan was extended to October 15, 2014. On October 15, 2014, the Company repaid the full amount of the loan together with accrued interest in the total amount of $30,266.